Description of Organization and Summary of Significant Accounting Policies - Disaggregated Revenue (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregated Revenue
Revenue	$ 3,399,827	$ 2,393,943	$ 4,842,186	$ 5,342,826
Receivables, gross	1,405,336		808,073	1,028,215	$ 2,512,029
Contract liabilities	397,800		21,728	128,704	108,058
Allowance for credit losses	0		5,447	191,833	$ 197,730
Coating services, recurring
Disaggregated Revenue
Revenue	3,339,999	2,377,267	4,787,766	3,934,930
Equipment sales
Disaggregated Revenue
Revenue	$ 59,828	$ 16,676	$ 54,420	$ 1,407,896